Employee Benefit Plans (Schedule Of Assumptions Used In Determining Benefit Obligations) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Weighted Average Discount Rate [Line Items]
Discount Rate	3.25%		3.75%		4.60%
Rate of Compensation Increase		[1]		[1]		[1]
Net Periodic Benefit Cost, Discount Rate	3.75%		4.60%		5.29%
Expected Return on Plan Assets	0.25%		0.50%		1.00%
Rate of Compensation Increase		[1]		[1]		[1]

[1]	Benefits under the plan were suspended in 1998; therefore, the weighted-average rate of increase in future compensation levels was not applicable for all years presented.